Organization and Basis of Presentation (Details) - Schedule of ownership cmmon stock outstanding $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares
Organization and Basis of Presentation (Details) - Schedule of ownership cmmon stock outstanding [Line Items]
Total shares (in Shares) | shares	183,367	[1],[2]
Cash – PIPE Investment	$ 165,000
Cash – Athena Trust Account, net of redemptions and cash on hand	22,848
Less: Athena transaction costs and advisory fees paid	(16,186)
Less: Heliogen transaction costs and advisory fees paid	(12,262)
Net proceeds from Business Combination and PIPE financing	159,400
Less: Accrued transaction costs	(1,474)
Add: Prepaid expenses and receivables assumed as part of Business Combination	1,651
Less: Warrants assumed as part of Business Combination	(10,880)
Less: Accounts payable assumed as part of Business Combination	(498)
Reverse recapitalization and PIPE financing, net	$ 148,199
Heliogen, Inc. [Member]
Organization and Basis of Presentation (Details) - Schedule of ownership cmmon stock outstanding [Line Items]
Total percentage	100.00%	[1],[2]
Heliogen Stockholders [Member]
Organization and Basis of Presentation (Details) - Schedule of ownership cmmon stock outstanding [Line Items]
Total shares (in Shares) | shares	154,819	[2]
Heliogen Stockholders [Member] | Heliogen, Inc. [Member]
Organization and Basis of Presentation (Details) - Schedule of ownership cmmon stock outstanding [Line Items]
Total percentage	84.40%	[2]
Athena Public Stockholders [Member]
Organization and Basis of Presentation (Details) - Schedule of ownership cmmon stock outstanding [Line Items]
Total shares (in Shares) | shares	2,271
Athena Public Stockholders [Member] | Heliogen, Inc. [Member]
Organization and Basis of Presentation (Details) - Schedule of ownership cmmon stock outstanding [Line Items]
Total percentage	1.20%
Sponsor Shares [Member] | Athena’s Founder Shares and Private Placement Units [Member]
Organization and Basis of Presentation (Details) - Schedule of ownership cmmon stock outstanding [Line Items]
Total shares (in Shares) | shares	9,267	[1],[3]
Sponsor Shares [Member] | Athena’s Founder Shares and Private Placement Units [Member] | Heliogen, Inc. [Member]
Organization and Basis of Presentation (Details) - Schedule of ownership cmmon stock outstanding [Line Items]
Total percentage	5.10%	[1],[3]
Sponsor Shares [Member] | Shares with Anti-Dilutive Rights Waived [Member]
Organization and Basis of Presentation (Details) - Schedule of ownership cmmon stock outstanding [Line Items]
Total shares (in Shares) | shares	510	[4]
Sponsor Shares [Member] | Shares with Anti-Dilutive Rights Waived [Member] | Heliogen, Inc. [Member]
Organization and Basis of Presentation (Details) - Schedule of ownership cmmon stock outstanding [Line Items]
Total percentage	0.30%	[4]
PIPE Investors [Member]
Organization and Basis of Presentation (Details) - Schedule of ownership cmmon stock outstanding [Line Items]
Total shares (in Shares) | shares	16,500
PIPE Investors [Member] | Heliogen, Inc. [Member]
Organization and Basis of Presentation (Details) - Schedule of ownership cmmon stock outstanding [Line Items]
Total percentage	9.00%

[1]	Does not take into account, at the time of the Closing Date, the dilutive impact of the shares of Common Stock issuable in connection with the Warrants (as defined in Note 5) totaling approximately 8.6 million shares, which became exercisable on March 18, 2022.
[2]	Excludes 40.8 million common shares issuable upon exercise of Heliogen’s outstanding stock options, 4.4 million common shares issuable upon vesting and settlement of Heliogen’s RSU Awards and 0.5 million restricted shares subject to vesting.
[3]	Shares attributable to Athena Technology Sponsor LLC (the “Sponsor”) received in exchange for the Class B common stock and private placement units (each unit comprising one share of common stock and one-third of one warrant) issued by Athena to the Sponsor in connection with Athena’s initial public offering.
[4]	Shares issued as consideration for anti-dilution rights waived by the Sponsor.